Investment Risks - McElhenny Sheffield Managed Risk ETF	Feb. 28, 2026
Associated Risks Of Sector Rotation Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of Sector Rotation Strategies. The Sub-Adviser’s Sector Rotation strategy uses a variety of market indicators to seek to identify the industries, sectors, or asset classes that are likely to outperform during a given quarter. Such indicators are evaluated on a quarterly basis and may be unable to predict events or conditions that may arise during a quarter and lead the previously-selected industries, sectors, or asset classes to underperform other industries, sectors, or asset classes over the entire quarter. Additionally, the strategy relies on macroeconomic indicators to identify significant downturns in the market, and such indicators may fail to correctly or timely identify such downturns. In such event, the Fund may continue to be exposed to Underlying Investments that may lose significant value during downturns. There can be no guarantee that the Sub-Adviser’s Sector Rotation strategy will correctly or timely identify the industries, sectors, or asset classes that will outperform during a given quarter.
Associated Risks Of Trend-Based Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of Trend-Based Strategies. The Sub-Adviser’s Trend Plus strategy uses a variety of market indicators and stop levels to seek to identify upward or downward trends in the U.S. equity markets. To the extent such indicators or stop levels fail to give timely notice of a downward trending market, the Fund may continue to be exposed to Underlying Investments that may lose significant value during such downward periods. Similarly, if the indicators fail to timely identify a reversal of a downward trending market, the Fund may continue to be exposed to defensive ETFs at a time when there is significant appreciation in the equity markets. Either scenario could result in the Fund underperforming other funds that do not employ a trend-based strategy, and there can be no guarantee that the Sub-Adviser’s Trend Plus strategy will correctly or timely identify market trends.

Commodity-Linked Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to commodity-linked derivatives. The value of a commodity-linked derivative investment typically is based upon the price movements of an underlying physical commodity, such as gold, and may be affected by changes in overall market movements, volatility of the market, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than investments that are not derivative-based. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.
Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. To the extent the Fund invests in U.S. Dollar ETFs, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
Derivatives Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivative Securities Risks. To the extent the Fund invests in U.S. Dollar ETFs or Gold ETFs, the Fund is exposed, through those Underlying Investments, to derivative instruments, including forward currency contracts (with respect to U.S. Dollar ETFs) or futures contracts that correlate to the investment returns of physical gold (with respect to Gold ETFs). A U.S. Dollar ETF’s or Gold ETF’s use of derivatives may reduce its returns or increase volatility. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Counterparty risk for over-the-counter (“OTC”) derivatives is generally higher than that for derivatives traded on an exchange or through a clearing house. A risk of a U.S. Dollar ETF or Gold ETF’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the U.S. Dollar ETF or Gold ETF seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the U.S. Dollar ETF or Gold ETF to sell or otherwise close a derivatives position could expose the U.S. Dollar ETF or Gold ETF to losses and could make derivatives more difficult for the U.S. Dollar ETF or Gold ETF to value accurately. A U.S. Dollar ETF or Gold ETF could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the U.S. Dollar ETF or Gold ETF to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the U.S. Dollar ETF or Gold ETF of termination rights or remedies upon a counterparty default under derivatives held by the U.S. Dollar ETF or Gold ETF (which could result in losses), or may otherwise adversely affect the value or performance of derivatives.
◦Futures Contract Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to exchange-traded futures contracts. Futures are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by a Gold ETF and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability of a Gold ETF’s investment adviser to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
◦Forward Currency Contract Risk. To the extent the Fund invests in U.S. Dollar ETFs, the Fund is exposed to forward currency contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value. The primary risks associated with the use of forward currency contracts are: (i) the success of the ability of a U.S. Dollar ETF’s investment adviser to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (ii) the imperfect correlation between the change in market value of the instruments held by a U.S. Dollar ETF and the price of the forward contract; and (iii) the possibility that the counterparty will default in the performance of its obligations.
Derivatives Securities Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to exchange-traded futures contracts. Futures are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by a Gold ETF and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability of a Gold ETF’s investment adviser to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
Derivatives Securities Risk, Forward Currency Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Currency Contract Risk. To the extent the Fund invests in U.S. Dollar ETFs, the Fund is exposed to forward currency contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value. The primary risks associated with the use of forward currency contracts are: (i) the success of the ability of a U.S. Dollar ETF’s investment adviser to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (ii) the imperfect correlation between the change in market value of the instruments held by a U.S. Dollar ETF and the price of the forward contract; and (iii) the possibility that the counterparty will default in the performance of its obligations.
Dividend-Paying Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend-Paying Securities Risk. The Fund may have significant exposure to Underlying Investments that invest in dividend-paying stocks. There is no guarantee that issuers of the securities held by such Underlying Investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risk, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Fixed Income Securities Risk. The Fund may invest in Underlying Investments that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
◦Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.
Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government policy may have adverse effects on investments, volatility, and illiquidity in debt markets.
Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Fixed Income Securities Risk, Variable And Floating Rate Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.
Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. The Fund may invest in Underlying Investments that primarily invest in securities issued by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as Fannie Mae and Freddie Mac. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. The risks of investing in investment companies, such as the Underlying Investments, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. The Fund’s strategies are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being purchased, held, or sold by the Fund that would not have been purchased, held, or sold had the Models and Data been correct and complete.
Risk Of Investing In Gold Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Gold. To the extent the Fund invests in Gold ETFs, the Fund is exposed to gold. The Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile, which may adversely affect the value of exchange-traded gold futures contracts, other derivative instruments, and other exchange-traded products backed by or linked to physical gold. Governments, central banks, or other larger holders can influence the production and sale of gold, which may adversely affect the performance of a Gold ETF, and in turn, the Fund. The price of gold may also be impacted by various economic, financial, social, and political factors.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests, either directly or through Underlying Investments, more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Gold ETFs held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Risk of Investing in Gold”). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and, unless otherwise noted in the Prospectus or SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which could adversely affect the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain Gold ETFs may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in certain Gold ETFs, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.
The Fund may gain most of its exposure to Gold ETFs through its investment in the Subsidiary, which may invest directly in gold-related investments. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the statement of additional information (the “SAI”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to gold-related investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities, or currencies and, accordingly, expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Diversification Requirement, as described in more detail in the SAI.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.